REVISION (Tables)	12 Months Ended
Dec. 31, 2015
REVISION [Abstract]
Schedule of effect of the revision on the Company's previously reported results
	Year ended December 31, 2014
	As reported previously	Adjustment	As revised
Cost of goods:
Products	23,340	276	23,616
Services	40,286	620	40,906
Gross profit	17,100	(896)	16,204
General and administrative	9,019	(896)	8,123
Operating income	3,819	*	3,819
Net income	1,432	*	1,432
Net income per share	0.16	*	0.16

*	Represents an amount less than $1.
	Year ended December 31, 2013
	As reported previously	Adjustment	As revised
Cost of goods:
Products	24,892	251	25,143
Services	35,987	613	36,600
Gross profit	18,672	(864)	17,808
General and administrative	9,512	(844)	8,668
Operating income	5,317	(20)	5,297
Net income	2,822	(20)	2,802
Net income per share	0.32	*	0.32

*	Represents an amount less than $1.
	As reported Previously	Adjustment	As revised	Impact of adoption*	As presented
Inventories, net	35,404	73	35,477	-	35,477
Total current assets	83,342	(518)	82,824	(1,103)	81,721
Total assets	101,468	(2,068)	99,400	(224)	99,176
Total current liabilities	11,537	(591)	10,946	-	10,946
Total long-term liabilities	4,463	(1,550)	2,913	(224)	2,689
Total liabilities	16,000	(2,141)	13,859	(224)	13,635
Retained earnings	20,272	73	20,345	-	20,345
Total equity	85,468	73	85,541	-	85,541

*	See note 2 (dd)